Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ 51,763	$ 56,931
Net operating losses	274,324
Total deferred tax assets	$ 326,087	$ 56,931